Supplemental Cash Flow Information (Tables)	12 Months Ended
Jun. 30, 2021
Statement of cash flows, additional disclosures [Abstract]
Changes in Non-Cash Working Capital
The changes in non-cash working capital are as follows:

		Recasted - Note 2(h)
	June 30, 2021	June 30, 2020
	$	$
Accounts receivable	7,371	55,159
Biological assets	(49,249)	4,835
Inventory	57,700	(31,154)
Prepaid and other current assets	2,277	346
Accounts payable and accrued liabilities	(28,294)	(22,547)
Income taxes payable	13	3,538
Deferred revenue	214	1,616
Provisions	(556)	(4,200)
Other current liabilities	10,921	—
Changes in operating assets and liabilities	397	7,593

Supplementary Cash Flow Information
Additional supplementary cash flow information as at and for the year ended June 30, 2021 and 2020 are as follows:

	June 30, 2021	June 30, 2020
	$	$
Property, plant and equipment in accounts payable	1,721	7,867
Right-of-use-asset additions	2,445	9,386
Capitalized borrowing costs	2,136	21,961
Amortization of prepaids	32,120	48,040
Interest paid	34,157	47,904
Interest received	2,198	2,516